Recapitalization (Tables)	3 Months Ended
Mar. 31, 2024
Recapitalization [Abstract]
Schedule of Business Combination	The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in stockholders’ deficit for the three months ended March 31, 2024:
Cash-trust and cash, net of redemptions	$2,455,361
Add: Proceeds from PIPE investment	4,999,998
Less: transaction costs and advisory fees, paid	(7,455,359)
Net proceeds from the Business Combination	—
Less: Earnout Shares liability	(53,721,000)
Less: Subject Vesting Shares liability	(11,792,000)
Less: True Up Shares liability	(555,000)
Less: accounts payable and accrued liabilities combined	(9,054,854)
Less: transaction costs incurred in 2024	(972,103)
Add: other, net	374,377
Reverse recapitalization, net	$(75,720,580)

Schedule of Common Stock Issued

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

XPDB Class A common stock, outstanding prior to the Business Combination	10,608,178
Less: Redemption of XPDB Class A common stock	(10,381,983)
Class A common stock of XPDB	226,195
XPDB Class B common stock, outstanding prior to the Business Combination	7,187,500
PIPE subscription	588,235
Business Combination Class A common stock	8,001,930
Legacy Montana Shares	45,821,482
Class A and B Common Stock immediately after the Business Combination	53,823,412

Schedule of Legacy Montana Shares	The number of Legacy Montana shares was determined as follows:
	Legacy Montana Units	Montana’s Shares after conversion ratio
Class A Common Stock	1,725,418	41,061,840
Class A Common Stock	200,000	4,759,642